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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 9/30/05
                                               -----------------------

Check Here if Amendment /X/; Amendment Number: 26
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        /X/ adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Neumeier Investment Counsel LLC
                 -------------------------------
   Address:      26435 Carmel Rancho Blvd.
                 -------------------------------
                 Carmel, CA  93923
                 -------------------------------

Form 13F File Number: 28-4792
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Peter Neumeier
         -------------------------------
Title:   President
         -------------------------------
Phone:   831-625-6355
         -------------------------------

Signature, Place, and Date of Signing:

         /s/ Peter Neumeier          Carmel, California       11/14/05
   -------------------------------   ------------------    -------------
           [Signature]                  [City, State]          [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number        Name

    28-4792                     Neumeier Investment Counsel LLC
       ---------------          ------------------------------------
    [Repeat as necessary.]

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        --------------------

Form 13F Information Table Entry Total: 34
                                        --------------------

Form 13F Information Table Value Total: $180531
                                        --------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    No.       Form 13F File Number         Name

              28-4792                      Neumeier Investment Counsel LLC
    ------       -----------------         ---------------------------------

    [Repeat as necessary.]

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                           FORM 13F INFORMATION TABLE

      COLUMN 1               COLUMN 2       COLUMN 3 COLUMN 4         COLUMN 5         COLUMN 6    COLUMN 7          COLUMN 8
------------------------- ---------------- --------- -------- ---------------------- ------------ ---------- ----------------------
                                                      VALUE    SHRS OR   SH/   PUT/   INVESTMENT    OTHER       VOTING AUTHORITY
   NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT   PRN   CALL   DISCRETION   MANAGERS   SOLE   SHARED   NONE
------------------------- ---------------- --------- -------- --------- ----- ------ ------------ ---------- ------ -------- ------
Amerigroup Corp.                 COM       03073T102     2279    119200                    119200             75800    43400
Andrx Group                      COM       034553107     3191    206825                    206825            108900    97925
Briggs & Stratton
 Corporation                     COM       109043109     2767     80000                     80000             48500    31500
Casey's General Stores           COM       147528103     9776    421400                    421400            205600   215800
Colonial BancGroup Inc.          COM       195493309     7268    324450                    324450            188600   135850
Doral Financial
 Corporation                     COM       25811P100     1315    100641                    100641             52025    48616
ElkCorp                          COM       287456107     2269     63425                     63425             39350    24075
Epicor Software Corp             COM       29426L108     2421    186223                    186223             90850    95373
Federated Investors Inc.         COM       314211103     7545    227050                    227050             85500   141550
FTI Consulting                   COM       302941109    11298    447250                    447250            237300   209950
Headwaters Inc.                  COM       42210P102     3170     84750                     84750             46800    37950
Holly Corporation                COM       435758305     5021     78475                     78475             47250    31225
Humana Inc.                      COM       444859102     4472     93400                     93400             45500    47900
Impax Laboratories Inc.          COM       45256B101      450     37100                     37100             18100    19000
Jacobs Engineering Group         COM       469814107     8733    129575                    129575             74000    55575
JB Hunt Transportation
 Services                        COM       445658107     2933    154300                    154300             54100   100200
Kirby Corporation                COM       497266106     8833    178700                    178700             86900    91800
Maverick Tube Corp.              COM       577914104     1894     63125                     63125             37300    25825
Mercury General Corp.            COM       589400100     6096    101625                    101625             61250    40375
National Oilwell Varco
 Inc.                            COM       637071101     6702    101850                    101850             53500    48350
Natural Resource
 Partnership                     MLP       63900P103     2511     40250                     40250              8600    31650
Newfield Exploration             COM       651290108    11742    239150                    239150            123600   115550
Nuveen Investments Inc.          CLA       67090F106     9389    238350                    238350            138100   100250
Par Pharmaceutical Co.           COM       69888P106     1483     55725                     55725             26150    29575
Plantronics Inc.                 COM       727493108      730     23700                     23700             16600     7100
Platinum Underwriters            COM       G7127P100     8343    279125                    279125            162000   117125

      COLUMN 1               COLUMN 2       COLUMN 3 COLUMN 4         COLUMN 5         COLUMN 6    COLUMN 7          COLUMN 8
------------------------- ---------------- --------- -------- ---------------------- ------------ ---------- ----------------------
                                                      VALUE    SHRS OR   SH/   PUT/   INVESTMENT    OTHER       VOTING AUTHORITY
   NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT   PRN   CALL   DISCRETION   MANAGERS   SOLE   SHARED   NONE
------------------------- ---------------- --------- -------- --------- ----- ------ ------------ ---------- ------ -------- ------
Premiere Global Services         COM       740585104     8069    986450                    986450            528550   457900
Remington Oil & Gas Corp.        COM       759594302    10574    254800                    254800            136325   118475
Renaissance RE                   COM       G7496G103     2428     55525                     55525             20200    35325
RPC Inc.                         COM       749660106     8467    328674                    328674            195150   133524
Tuesday Morning                  COM       899035505     1708     66025                     66025             31200    34825
Watson Pharmaceuticals           COM       942683103     5060    138200                    138200             96000    42200
West Corporation                 COM       952355105     7213    192900                    192900             99000    93900
World Fuel Services Corp.        COM       981475106     4381    135000                    135000             68700    66300